SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Summary of Assets Held for Sale) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Assets held-for-sale [Line Items]
Assets held-for-sale	$ 4,240,878
Property, plant and equipment, net [Member]
Assets held-for-sale [Line Items]
Assets held-for-sale	3,530,744
land use right, net [Member]
Assets held-for-sale [Line Items]
Assets held-for-sale	$ 710,134